CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Cash flows from operating activities
Net income	$ 7,709	$ 2,059	$ 8,232
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	1,523	1,709	1,736
(Reversal of) provision for credit losses, net	76	(229)	(148)
Allowance for obsolete inventories, net	(24)	116	(25)
Loss (gain) on disposal of property, plant and equipment	74	(18)	24
Unrealized holding loss (gain) on marketable securities	(952)	3,973	(872)
Gain on sales of marketable securities		(581)	(1,073)
Deferred income tax benefit	(165)	(178)	(557)
Exchange loss arising from marketable securities			117
Changes in operating assets and liabilities:
Accounts receivable	3,642	2,720	(3,339)
Inventories	5,220	6,378	(7,601)
Prepaid expenses and other current assets	(79)	777	563
Accounts payable	(1,739)	(2,889)	316
Accrued payroll and employee benefits	(784)	332	504
Customer deposits	(504)	(127)	660
Other accrued liabilities	(753)	(961)	934
Income taxes payable	(36)	(83)	346
Net cash (used in) provided by operating activities	13,208	12,998	(183)
Cash flows from investing activities
Purchase of property, plant and equipment	(381)	(792)	(1,504)
Proceeds from sale of property, plant and equipment, net of transaction costs	232	67	50
Purchase of marketable securities	(1,352)	(3,469)	(11,543)
Proceeds from sales of marketable securities		3,854	11,245
(Increase) decrease of fixed deposits with original maturities over three months	(10,926)	1,301	(1,654)
(Increase) decrease of fixed deposits with original maturities over twelve months	1,154	(2,076)	(26)
Increase in held-to-maturity investment	(5,157)
Net cash used in investing activities	(16,430)	(1,115)	(3,432)
Cash flows from financing activities
Dividends paid	(3,188)	(3,188)	(3,186)
Proceeds from exercise of stock options			43
Net cash used in financing activities	(3,188)	(3,188)	(3,143)
Net (decrease) increase in cash and cash equivalents	(6,410)	8,695	(6,758)
Cash and cash equivalents, beginning of year	22,160	13,465	20,223
Cash and cash equivalents, end of year	15,750	22,160	13,465
Cash paid during the year for:
Interest
Income taxes	$ 227	$ 418	$ 68